Schedule of Judicial Reorganization Adjustments to Net Income (Detail) R$ in Thousands	12 Months Ended
Dec. 31, 2018 BRL (R$)
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Settlement for lesser amounts of prepetition obligations and present value recognition under U.S. GAAP	R$ (6,527,238)
Gain on reversal of interest and foreign currency on loans and financings under IFRS	5,196,222
Settlement of judicial reorganization	R$ (1,331,016)